Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - Gx Acquisition Corp [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 291,797,144	$ 290,594,540
Liabilities:
Warrant Liability	41,400,000	11,500,000
Level 2 [Member]
Liabilities:
Warrant Liability	$ 22,400,000	$ 5,670,000